Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Index receivable	CPI	CPI
Interest payable	1.76%	1.76%
Expiration date	2036	2036
Amount of linked principal	$ 78,380	$ 74,577
Fair value	$ 12,968	$ 11,931